CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Restricted Cash	¥ 2,355,850	¥ 1,727,727
Accounts receivable and contract assets, allowance	217,306	189,829
Financial assets receivable, allowance	322,094	164,563
Amounts due from related parties, allowance	10,333	68,567
Loans receivable, net	7,500,629	9,239,565
Prepaid expenses and other assets	401,224	652,545
Accounts receivable and contract assets, net-noncurrent, allowance	38,521	1,763
Financial assets receivable, net-noncurrent, allowance	68,740	¥ 6,240
Loans receivable, net-noncurrent	¥ 87,685
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	309,833,035	302,707,339
Ordinary shares, outstanding (in shares) | shares	304,453,780	293,420,800
Consolidated Trusts
Restricted Cash	¥ 348,976	¥ 354,104
Loans receivable, net	6,447,233	9,099,099
Prepaid expenses and other assets	101,729	¥ 95,840
Loans receivable, net-noncurrent	¥ 37,157